Stockholders' Equity - Schedule of Outstanding Stock Warrants (Details) - Stock Warrants [Member] - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020	May 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants, Outstanding, Beginning balance	803,000	6,424,000	5,461,500
Number of Warrants, Granted	17,054		962,500
Number of Warrants, Cancelled
Number of Warrants, Outstanding, Ending balance	820,054	803,000	6,424,000
Number of Warrants, Exercisable, Ending balance	820,054	6,424,000
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 83.04	$ 10.38	$ 11.50
Weighted Average Exercise Price, Granted	21.99		4.00
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Outstanding, Ending balance	81.74	$ 83.04	$ 10.38
Weighted Average Exercise Price, Exercisable, Ending balance	$ 81.74
Weighted Average Remaining Contractual Term (Years), Outstanding, Ending balance	3 years 1 month 6 days
Weighted Average Remaining Contractual Term (Years), Exercisable, Ending balance	3 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding, Beginning balance
Aggregate Intrinsic Value, Outstanding, Ending balance
Aggregate Intrinsic Value, Exercisable, Ending balance